Investments (Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 7,331	$ 15,374	$ 8,521
Fixed maturity securities with noncredit OTTI losses in AOCI	(39)	(66)	(149)
Total fixed maturity securities	7,292	15,308	8,372
Equity securities	27	173	83
Derivatives	2,208	1,649	361
Other	137	87	5
Subtotal	9,664	17,217	8,821
Future policy benefits	(7)	(1,964)	(610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	0	(3)	5
DAC, VOBA and DSI	(572)	(918)	(721)
Policyholder dividend obligation	(1,783)	(3,155)	(1,771)
Subtotal	(2,362)	(6,040)	(3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	14	25	51
Deferred income tax benefit (expense)	(2,542)	(3,928)	(2,070)
Net unrealized investment gains (losses)	4,774	7,274	3,705
Net unrealized investment gains (losses) attributable to noncontrolling interests	(1)	(1)	(1)
Net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$ 4,773	$ 7,273	$ 3,704	$ 6,339